Subsequent Events (Details Narrative) - USD ($)	Sep. 05, 2024	Dec. 09, 2024	Nov. 08, 2024	Oct. 08, 2024	Oct. 01, 2024	Sep. 30, 2024	Sep. 10, 2024	Sep. 06, 2024	Jan. 01, 2024	Dec. 31, 2023	Sep. 25, 2023	Sep. 21, 2023	Jun. 07, 2023	Apr. 21, 2023	Feb. 07, 2023
Related Party [Member]
Subsequent Event [Line Items]
Advances						$ 61,806				$ 2,866
Due to related party						65,607				$ 2,866
Sponser Evergreen LLC [member]
Subsequent Event [Line Items]
Advances						$ 3,801
Evergreen LLC [Member]
Subsequent Event [Line Items]
Unsecured Debt											$ 2,000,000	$ 570,000	$ 1,350,000	$ 50,000	$ 1,150,000
Merger Agreement [Member] | Forekast Group [member]
Subsequent Event [Line Items]
Acquisition merger	$ 105,000,000
Payable for newly issued	10,500,000
Price per share	$ 10.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposits		$ 80,000	$ 80,000	$ 80,000			$ 80,000
Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Advances					$ 20,799				$ 79,739
Due to related party					$ 86,406
Subsequent Event [Member] | Sponser Evergreen LLC [member]
Subsequent Event [Line Items]
Advances									$ 3,801
Subsequent Event [Member] | Evergreen LLC [Member]
Subsequent Event [Line Items]
Unsecured Debt								$ 1,000,000
Subsequent Event [Member] | Merger Agreement [Member] | Forekast Group [member]
Subsequent Event [Line Items]
Acquisition merger	$ 105,000,000
Payable for newly issued	10,500,000
Price per share	$ 10.00